SHARE-BASED COMPENSATION - Black-Scholes option pricing model (Details)	12 Months Ended
Dec. 31, 2020 $ / shares
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.19%
Expected life (years)	2 years 11 months 5 days
Volatility	78.55%
Fair value of options at grant date	$ 0.51
Performance conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.19%
Expected life (years)	2 years 11 months 5 days
Volatility	78.55%
Fair value of options at grant date	$ 0.51
Stock options and ordinary shares granted by Red 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.78%
Expected life (years)	4 years
Expected dividend yield	0.00%
Volatility	45.70%